Related Party Transactions - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions
Recoveries from related party	$ 0	$ 6,000
Due to related party Included in accounts payable and accrued liabilities	$ 2,106,000	$ 1,004,000